OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
ACCOUNT PAYABLES- RELATED PARTIES
Other Payables	NOTE 17 – OTHER PAYABLES

Other payables of $306,270 consists of the payables of securities account set up fee and related documentation expenses as follow:

	December 31, 2021	December 31, 2020
Security account set up fee-Staff	$306,270	$90,632
	306,270	90,632